Junior Subordinated Interest Deferrable Debentures (Details) (USD $)	12 Months Ended		1 Months Ended
	Dec. 31, 2011 quarter trust	Dec. 31, 2010	Jul. 31, 2011 Trust I	Jun. 30, 2011 Trust I	Mar. 31, 2011 Trust I	Mar. 14, 2011 Trust I
Junior Subordinated Deferrable Interest Debentures
Number of statutory business trusts issuing trust preferred securities	8
Junior subordinated deferrable interest debentures	$ 190,726,000	$ 201,117,000
Maximum number of consecutive quarterly period available for deferral of interest payment on Trusts VI, VII, VIII, IX, X, XI and XII	20
Percentage of capital securities issued by trust qualifying as Tier I capital, maximum	25.00%
Capital securities issued by the trust, qualifying as Tier I capital	190,726,000	201,117,000
Junior subordinated deferrable interest debentures, major types of business trusts
Consented amount to repurchase shares					10,400,000
Treasury stock repurchased	$ 256,793,000	$ 250,358,000				$ 11,000,000
Originally permitted semi-annual cash dividend (in dollars per share)						$ 0.33
Securities redeemed			One half	One half